Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2025

	Shares	Value
Common Stocks - 96.15%

Aerospace & Defense - 0.59%
Vectrus, Inc. (a)	22,872	1,121,872
		1,121,872

Automobile Components - 0.78%
Phinia, Inc.	34,530	1,465,108
		1,465,108

Banks - 0.59%
First Internet Bancorp	41,570	1,113,245
		1,113,245

Beverages - 1.22%
Primo Water Corp.	65,027	2,307,808
		2,307,808

Building Products - 6.97%
Fortune Brands Innovations, Inc.	84,513	5,145,151
Gibraltar Industries, Inc. (a)	68,101	3,994,805
Insteel Industries, Inc.	46,430	1,221,109
Masterbrand, Inc. (a)	214,808	2,805,392
		13,166,458

Capital Markets - 2.9%
Houlihan Lokey, Inc. Class A	14,316	2,312,034
Perella Weinberg Partners	84,355	1,552,132
Raymond James Financial, Inc.	11,683	1,622,886
		5,487,052

Chemicals - 1.98%
Ashland, Inc.	21,960	1,302,008
Ingevity Corp.	61,730	2,443,891
		3,745,899

Commercial Services & Supplies - 2.08%
RB Global, Inc.	20,960	2,102,288
Pursuit Attractions & Hospitality, Inc. (a)	51,530	1,823,647
		3,925,935

Containers & Packaging - 3.03%
Berry Global Group, Inc.	77,050	5,378,861
Trimis Corp.	15,000	351,450
		5,730,311

Construction & Engineering - 4.71%
APi Group Corp. (a) (c)	62,047	2,218,801
Arcosa, Inc.	27,869	2,149,257
Centuri Holdings, Inc. (a)	31,410	514,810
Everus Construction Group, Inc. (a)	76,831	2,849,662
Orion Group Holdings, Inc. (a)	223,056	1,166,583
		8,899,113

Diversified Consumer Services - 0.84%
Frontdoor, Inc. (a)	41,150	1,580,983
		1,580,983

Diversified Financial Services - 1.7%
Cannae Holdings, Inc.	40,230	737,416
Jackson Financial, Inc.	29,509	2,472,264
		3,209,680

Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	10,144	371,270
		371,270

Electronic Equipment, Instruments & Components - 4.66%
Powerfleet, Inc. (a)	144,418	792,855
Crane NXT Co.	92,724	4,766,014
Vontier Corp.	98,950	3,250,508
		8,809,376

Energy Equipment & Services - 1.23%
NPK International, Inc. (a)	398,450	2,314,995
		2,314,995

Entertainment - 1.86%
Atlanta Braves Holdings, Inc. (a)	87,655	3,507,077
		3,507,077

Equity Real Estate Investment Trusts - 3.67%
CTO Realty Growth, Inc.	79,468	1,534,527
Postal Realty Trust, Inc.	60,028	857,200
PotlatchDeltic Corp.	100,584	4,538,350
		6,930,077

Financial Services - 0.33%
Paysafe Ltd. (a)	39,620	621,638
		621,638

Food Products - 3.46%
Nomad Foods Ltd. (a)	233,327	4,584,876
Smithfield Foods, Inc.	96,234	1,962,211
		6,547,087

Gas Utilities - 3.6%
UGI Corp.	178,890	5,915,892
RGC Resources, Inc.	42,955	896,471
		6,812,363

Health Care Equipment & Supplies - 3.33%
Embecta Corp.	131,590	1,677,773
Enovis Corp. (a)	85,731	3,275,782
Varex Imanging Corp. (a)	14,187	164,569
ZimVie, Inc. (a)	108,270	1,169,316
		6,287,439

Health Care Providers & Services - 2.28%
Encompass Health Corp.	18,060	1,829,117
Neogen Corp. (a)	136,220	1,181,027
Talkspace, Inc. (a)	211,320	540,979
The Pennant Group, Inc. (a)	30,242	760,586
		4,311,710

Hotels, Restaurants, & Leisure - 5.42%
Aramark	122,240	4,219,725
First Watch Restaurant Group, Inc. (a)	55,200	919,080
Papa Johns International, Inc. (a)	28,368	1,165,357
Potbelly Corp. (a)	86,567	823,252
Travel N Leisure Co.	27,432	1,269,827
Wyndham Hotels & Resorts, Inc.	20,421	1,848,305
		10,245,546

Household Durables - 1.64%
Cavco Industries, Inc. (a)	2,646	1,374,941
Helen of Troy Ltd. (a)	32,120	1,718,099
		3,093,040

Household Products - 0.5%
Spectrum Brands Holdings, Inc.	13,330	953,762
		953,762

IT Services - 1.94%
Kyndryl Holding, Inc. (a)	116,630	3,662,182
		3,662,182

Interactive Media & Services - 2.39%
IAC/InterActive Corp. (a)	98,431	4,521,920
		4,521,920

Insurance - 0.42%
F&G Annuities & Life, Inc.	21,771	784,845
		784,845

Machinery - 6.23%
Atmus Filtration Technologies, Inc.	115,610	4,246,355
Crane Co.	20,877	3,197,939
ESAB Corp.	1	117
FreightCar America, Inc. (a)	79,100	437,423
Mayville Engineering Co., Inc. (a)	102,660	1,378,724
Middleby Corp. (a)	6,140	933,157
Pentair plc	16,190	1,416,301
Shyft Group, Inc.	19,764	159,891
		11,769,907

Metals & Mining - 1.06%
Vox Royalty Corp.	66,976	195,570
Sandstorm Gold Ltd.	240,590	1,816,455
		2,012,024

Media - 2.03%
Advantage Solutions, Inc. (a)	195,981	295,931
National CineMedia, Inc. (a)	568,301	3,318,878
Sirius XM Holdings, Inc.	10,000	225,450
		3,840,259

Multi-Utilities - 1.61%
MDU Resources Group, Inc.	179,916	3,042,380
		3,042,380

Oil, Gas & Consumable Fuels - 1.77%
DT Midstream, Inc.	19,766	1,907,024
Vitesse Energy, Inc.	58,206	1,431,286
		3,338,309

Real Estate Management & Development - 2.96%
Seaport Entertainment Group, Inc. (a)	95,395	2,048,131
Howard Hughes Holdings, Inc. (a)	47,760	3,538,061
		5,586,191

Paper & Forest Products - 2.48%
Clearwater Paper Corp. (a)	12,421	315,121
Magnera Corp. (a)	240,990	4,376,378
		4,691,499

Personal Care Products - 0.11%
LifeVantage Corp.	14,106	205,665
		205,665

Professional Services - 2.97%
Alight, Inc. Class A	306,213	1,815,843
Amentum Holdings, Inc. (a)	30,360	552,552
Resolute Holdings Management, Inc. (a)	8,695	272,501
RCM Technologies, Inc. (a)	55,469	865,316
Jacobs Solutions, Inc.	17,430	2,107,113
		5,613,325

Software - 0.3%
Red Violet, Inc. (a)	15,040	565,354
		565,354

Specialty REITs - 3.19%
DiamondRock Hospitality Co.	172,310	1,330,233
Millrose Properties, Inc. (a)	45,500	1,206,205
Rayonier, Inc.	125,543	3,500,140
		6,036,578

Specialty Retail - 0.74%
Dollar Tree, Inc. (a)	8,210	616,325
Envela Corp. (a)	29,350	182,851
Petco Health & Wellness Co., Inc. (a)	196,410	599,051
		1,398,226

Technology Harware, Storage & Peripheral - 1.13%
CompoSecure, Inc. (a)	75,253	818,000
Diebold Nixdorf, Inc. (a)	30,237	1,321,962
		2,139,962

Textiles, Apparel & Luxury Goods - 1.77%
Lakeland Industries, Inc. (a)	89,782	1,823,472
Wolverine World Wide, Inc.	109,200	1,518,972
		3,342,444

Thrifts & Mortgage Finance - 0.95%
Federal Agricultural Mortgage Corp.	9,535	1,787,908
		1,787,908

Trading Companies & Distributors - 0.23%
Distribution Solutions Group, Inc. (a)	15,459	432,852
		432,852

Utilities - 2.31%
NorthWestern Energy Group, Inc.	75,560	4,372,657
		4,372,657

TOTAL COMMON STOCKS (Cost $162,193,900)		181,703,328

Money Market Funds - 3.86%
Federated Hermes Government Obligations Fund - Institutional Class 4.21% (b)	7,302,588	7,302,588
		7,302,588

TOTAL MONEY MARKET FUNDS (Cost $7,302,588)		7,302,588

TOTAL INVESTMENTS (Cost $169,496,488) - 100.01%		189,005,916

Liabilities In Excess of Other Assets - (0.01)%		(27,343)

TOTAL NET ASSETS - 100.00%		188,978,573

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2025.
(c) ADR - American Depository Receipt